Schedule of Investments (unaudited)
August 31, 2021
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 21.4%
AbbVie, Inc.	906,456	$ 109,481,756
Acceleron Pharma, Inc.(a)(b)	712,556	95,396,997
Acerta Pharma BV, Series B (Acquired 05/06/15, cost $17,141,679)(a)(c)(d)	297,971,595	42,678,472
Acumen Pharmaceuticals, Inc.(a)	772,313	13,839,849
Agios Pharmaceuticals, Inc.(a)	402,443	17,981,153
Allogene Therapeutics, Inc.(a)(b)	564,963	13,474,368
Alnylam Pharmaceuticals, Inc.(a)	622,346	125,359,155
Ambrx Biopharma, Inc. (Acquired 11/06/20, cost $9,700,166)(a)(d)	5,895,041	14,557,043
Amgen, Inc.	1,166,607	263,104,877
Annexon, Inc.(a)	286,515	4,684,520
Apellis Pharmaceuticals, Inc.(a)	286,228	18,848,114
Arcutis Biotherapeutics, Inc.(a)(b)	799,932	16,934,560
Arena Pharmaceuticals, Inc.(a)	278,584	14,742,665
Argenx SE, ADR(a)(b)	130,612	43,235,184
Biogen, Inc.(a)	662,979	224,690,213
Biohaven Pharmaceutical Holding Co. Ltd.(a)	42,414	5,566,413
BioMarin Pharmaceutical, Inc.(a)	360,836	30,386,000
BioNTech SE, ADR(a)	301,860	99,369,293
Blueprint Medicines Corp.(a)	176,753	16,485,752
Bridgebio Pharma, Inc.(a)	262,345	13,146,108
Cerevel Therapeutics Holdings, Inc.(a)(b)	312,854	9,904,958
Connect Biopharma Holdings Ltd., ADR(a)	225,073	5,282,463
Cytokinetics, Inc.(a)(b)	303,334	10,000,922
Decibel Therapeutics, Inc. (Acquired 11/02/20-02/05/21, cost $3,884,622)(a)(d)	424,528	3,425,941
Decibel Therapeutics, Inc.(a)	473,273	3,819,313
Design Therapeutics, Inc.(a)	257,492	4,047,774
Dicerna Pharmaceuticals, Inc.(a)	265,086	5,455,470
Enanta Pharmaceuticals, Inc.(a)	100,733	5,761,928
Everest Medicines Ltd.(a)(e)	576,500	3,563,193
Exact Sciences Corp.(a)	261,921	27,339,314
Forma Therapeutics Holdings, Inc.(a)	222,122	5,337,592
Genmab A/S(a)	166,090	78,682,345
Genmab A/S, ADR(a)(b)	553,430	26,227,048
Gilead Sciences, Inc.	2,439,663	177,558,673
Global Blood Therapeutics, Inc.(a)	457,376	13,122,117
Horizon Therapeutics PLC(a)	360,944	39,014,437
Ideaya Biosciences, Inc.(a)	288,079	6,769,856
Imago Biosciences, Inc.(a)(b)	453,999	11,926,554
Immuneering Corp., Class A(a)	264,380	6,469,379
Immunocore Holdings PLC, ADR(a)(b)	181,355	6,267,629
Incyte Corp.(a)	421,332	32,227,685
Kronos Bio, Inc. (Acquired 08/20/20, cost $5,050,000)(a)(d)	312,693	6,538,411
Krystal Biotech, Inc.(a)	69,591	4,032,103
Mersana Therapeutics, Inc.(a)	1,050,918	14,639,288
Mirati Therapeutics, Inc.(a)(b)	266,105	45,166,002
Monte Rosa Therapeutics, Inc.(a)(b)	533,603	19,044,291
Natera, Inc.(a)	540,705	64,035,693
Neurocrine Biosciences, Inc.(a)(b)	345,389	32,881,033
Novavax, Inc.(a)(b)	170,560	40,685,382
Omega Therapeutics, Inc.(a)(b)	436,114	7,928,552
Point Biopharma Global, Inc.(a)(b)	499,734	4,997,340
Prothena Corp. PLC(a)	391,632	26,286,340
PTC Therapeutics, Inc.(a)(b)	87,333	3,812,085
RAPT Therapeutics, Inc.(a)	141,736	4,634,767
Regeneron Pharmaceuticals, Inc.(a)	214,112	144,183,021
Relay Therapeutics, Inc.(a)	202,894	6,498,695
Sarepta Therapeutics, Inc.(a)	160,519	12,539,744
Security	Shares	Value
Biotechnology (continued)
Seagen, Inc.(a)	1,226,475	$ 205,557,210
Sigilon Therapeutics, Inc.(a)	332,626	1,975,798
Talaris Therapeutics, Inc.(a)(b)	451,718	5,244,446
Tango Therapeutics, Inc.(a)(b)	186,560	2,171,558
Taysha Gene Therapies, Inc.(a)(b)	577,643	11,483,543
TCR2 Therapeutics, Inc.(a)(b)	190,192	3,189,520
Tenaya Therapeutics, Inc.(a)	558,966	11,319,061
Translate Bio, Inc.(a)	281,995	10,546,613
TScan Therapeutics, Inc.(a)	551,194	4,900,115
Vertex Pharmaceuticals, Inc.(a)	397,588	79,632,900
		2,440,090,594
Diversified Financial Services — 0.3%
Health Assurance Acquisition Corp., Class A(a)	1,747,926	16,989,841
Health Sciences Acquisitions Corp. 2(a)	262,308	2,564,061
Helix Acquisition Corp., Class A(a)	226,542	2,242,766
MedTech Acquisition Corp., Class A(a)	831,621	8,174,834
		29,971,502
Health Care Equipment & Supplies — 25.0%
Abbott Laboratories	5,056,103	638,939,736
ABIOMED, Inc.(a)	199,108	72,467,348
Alcon, Inc.(b)	1,060,377	87,449,291
Baxter International, Inc.	981,416	74,803,528
Boston Scientific Corp.(a)	5,839,503	263,653,560
DENTSPLY SIRONA, Inc.	953,620	58,838,354
Edwards Lifesciences Corp.(a)	1,798,076	210,698,546
Intuitive Surgical, Inc.(a)	311,488	328,171,297
Kangji Medical Holdings Ltd.(b)	4,840,659	6,779,450
Masimo Corp.(a)	411,642	111,777,269
Medtronic PLC	2,454,717	327,655,625
Nevro Corp.(a)	360,090	43,930,980
Novocure Ltd.(a)	163,820	21,986,282
ResMed, Inc.	332,327	96,550,963
Stryker Corp.	770,160	213,411,336
Teleflex, Inc.	328,562	129,933,129
Zimmer Biomet Holdings, Inc.	1,141,953	171,806,829
		2,858,853,523
Health Care Providers & Services — 17.7%
Agiliti, Inc.(a)(b)	1,425,142	30,398,279
agilon health, Inc.(a)(b)	772,691	27,044,185
Alignment Healthcare, Inc.(a)(b)	922,645	16,303,137
Amedisys, Inc.(a)	364,528	66,872,661
Anthem, Inc.	444,522	166,753,538
Cano Health, Inc. (Acquired 06/03/21, cost $29,000,000)(a)(d)	2,900,000	34,713,000
Cardinal Health, Inc.	1,478,476	77,605,205
CareMax Corp. (Acquired 07/15/21, cost $5,000,000)(a)(d)	500,000	4,510,000
CareMax, Inc.(a)(b)	426,569	3,847,652
Centene Corp.(a)	1,224,814	77,138,786
Cigna Corp.	1,297,641	274,645,718
Encompass Health Corp.	743,266	58,309,218
Guardant Health, Inc.(a)(b)	137,794	17,537,042
Henry Schein, Inc.(a)(b)	748,788	56,600,885
Humana, Inc.	407,835	165,344,466
Innovage Holding Corp.(a)(b)	249,456	3,749,324
LHC Group, Inc.(a)	368,131	68,752,145
LifeStance Health Group, Inc.(a)(b)	1,369,204	20,346,371
McKesson Corp.	114,383	23,350,146
Oak Street Health, Inc.(a)(b)	921,279	43,051,368
Privia Health Group, Inc.(a)(b)	300,406	8,955,103

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	381,505	$ 58,305,409
UnitedHealth Group, Inc.	1,723,609	717,486,718
		2,021,620,356
Health Care Technology — 0.5%
Teladoc Health, Inc.(a)(b)	408,665	59,019,399
Life Sciences Tools & Services — 10.1%
Agilent Technologies, Inc.	252,798	44,358,465
Avantor, Inc.(a)	2,026,352	79,919,323
ICON PLC(a)(b)	268,965	68,793,178
Illumina, Inc.(a)	266,369	121,773,252
IQVIA Holdings, Inc.(a)	572,317	148,647,894
Nautilus Biotechnology, Inc.(a)(b)	308,716	2,435,769
Rapid Micro Biosystems, Inc., Class A(a)	377,456	7,133,918
Thermo Fisher Scientific, Inc.	1,135,707	630,260,600
WuXi AppTec Co. Ltd., H Shares(e)	619,457	12,353,861
Wuxi Biologics Cayman, Inc.(a)(e)	2,713,000	42,002,551
		1,157,678,811
Pharmaceuticals — 21.2%
Bristol-Myers Squibb Co.	2,852,865	190,742,554
Daiichi Sankyo Co. Ltd.	1,238,000	29,405,519
Eli Lilly & Co.	2,045,562	528,348,209
Hansoh Pharmaceutical Group Co. Ltd.(e)	16,248,176	44,301,234
Hua Medicine(a)(b)(e)	12,850,870	7,600,692
Johnson & Johnson	2,744,445	475,145,763
Merck & Co., Inc.	1,353,621	103,267,746
Nektar Therapeutics(a)(b)	411,217	6,365,639
Pfizer, Inc.	12,702,867	585,221,083
Roche Holding AG	210,643	84,584,786
Sanofi	1,044,116	108,210,734
Sanofi, ADR	1,008,695	52,230,227
Zoetis, Inc.	994,263	203,386,439
		2,418,810,625
Total Common Stocks — 96.2% (Cost: $6,298,804,243)		10,986,044,810
		Par (000)
Other Interests(a)(c)
Afferent Pharmaceuticals, Inc., Series C, 0.00%	USD	3,421	4,925,722
Total Other Interests — 0.0% (Cost: $0)			4,925,722
	Shares
Preferred Securities
Preferred Stocks — 0.9%
Biotechnology — 0.4%
Affinivax, Inc., Series C (Acquired 01/06/21, cost $3,879,936)(a)(c)(d)	122,824	4,266,906
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	4,634,998
Connect Biopharma Holdings Ltd., Series C (Acquired 12/01/20-03/18/21, cost $4,999,991)(a)(d)	456,149	10,660,210
Goldfinch Bio, Inc., Series B (Acquired 06/26/20, cost $2,768,121)(a)(c)(d)	2,345,865	3,026,166
Imago Biosciences, Inc. (Acquired 11/12/20, cost $4,599,991)(a)(d)	453,401	11,467,501
Security	Shares	Value
Biotechnology (continued)
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	$ 10,822,560
Neurogene, Inc., Series B (Acquired 12/14/20, cost $3,059,760)(a)(c)(d)	1,254,000	3,059,760
		47,938,101
Health Care Equipment & Supplies — 0.2%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(c)(d)	1,908,330	11,182,814
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	9,679,369
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(c)(d)	1,700,345	5,271,069
		26,133,252
Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	10,839,964
Software — 0.2%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $16,855,000)(a)(c)(d)	16,855	16,855,000
Total Preferred Securities — 0.9% (Cost: $89,152,710)		101,766,317
Warrants(a)
Biotechnology — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)	77,354	194,932
Diversified Financial Services — 0.0%
Health Assurance Acquisition Corp., Class A (Issued/Exercisable 01/04/22, 1 Share for 1 Warrant, Expires 11/12/25, Strike Price USD 11.50)	441,399	472,297
MedTech Acquisition Corp., Class A (Issued/Exercisable 12/18/20, 1 Share for 1 Warrant, Expires 12/18/25, Strike Price USD 11.50)	277,207	221,766
		694,063
Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 11.50)	88,432	198,972
Total Warrants — 0.0% (Cost: $2,517,331)		1,087,967
Total Long-Term Investments — 97.1% (Cost: $6,390,474,284)		11,093,824,816

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(f)(g)
Money Market Funds — 4.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	360,324,768	$ 360,324,768
SL Liquidity Series, LLC, Money Market Series, 0.13%(h)	184,528,780	184,584,139
Total Short-Term Securities — 4.8% (Cost: $544,908,907)		544,908,907
Total Investments — 101.9% (Cost: $6,935,383,191)		11,638,733,723
Liabilities in Excess of Other Assets — (1.9)%		(217,040,675)
Net Assets — 100.0%		$ 11,421,693,048
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $208,189,184, representing 1.8% of its net assets as of period end, and an original cost of $158,929,177.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 127,705,238	$ —	$ 232,619,530(a)	$ —	$ —	$ 360,324,768	360,324,768	$ 1,779	$ —
SL Liquidity Series, LLC, Money Market Series	—	—	184,584,139(a)	—	—	184,584,139	184,528,780	248,961(b)	—
				$ —	$ —	$ 544,908,907		$ 250,740	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Health Sciences Opportunities Portfolio
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 2,290,645,189	$ 106,766,933	$ 42,678,472	$ 2,440,090,594
Diversified Financial Services	29,971,502	—	—	29,971,502
Health Care Equipment & Supplies	2,852,074,073	6,779,450	—	2,858,853,523
Health Care Providers & Services	1,982,397,356	39,223,000	—	2,021,620,356
Health Care Technology	59,019,399	—	—	59,019,399
Life Sciences Tools & Services	1,103,322,399	54,356,412	—	1,157,678,811
Pharmaceuticals	2,152,308,352	266,502,273	—	2,418,810,625
Other Interests	—	—	4,925,722	4,925,722
Preferred Securities	—	22,127,711	79,638,606	101,766,317
Warrants	1,087,967	—	—	1,087,967
Short-Term Securities
Money Market Funds	360,324,768	—	—	360,324,768
	$ 10,831,151,005	$ 495,755,779	$ 127,242,800	11,454,149,584
Investments valued at NAV(a)				184,584,139
				$ 11,638,733,723
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Other Interests	Preferred Securities	Total
Assets
Opening Balance, as of May 31, 2021	$41,975,259	$4,857,308	$40,033,512	$86,866,079
Transfers into Level 3	—	—	—	—
Transfer out of Level 3	—	—	(14,335,187)	(14,335,187)
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	703,213	68,414	85,333	856,960
Purchases	—	—	53,854,948	53,854,948
Sales	—	—	—	—
Closing Balance, as of August 31, 2021	$42,678,472	$4,925,722	$79,638,606	$127,242,800
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2021(a)	$703,213	$68,414	$85,333	$856,960

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock Health Sciences Opportunities Portfolio
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 42,678,472	Income	Discount Rate	0%(b)	—
Other Interests	4,925,722	Income Market	Discount Rate	0.70%-2.14%	1.42%
Preferred Securities	79,638,606		Revenue Multiple Volatility Time to Exit Liquidity Discount Market Adjustment Multiple	8.34x 70% - 82% 1.5 - 3.0 40% 0.90x - 1.10x	— 73% 1.8 — 1.01x
			Recent Market Transactions	$0.12-$1,000.00	$376.10
	$ 127,242,800

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	Amount is less than 0.5%.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt